Stock-Based Compensation - Summary of Option Activity (Details)	6 Months Ended
Jun. 30, 2017 USD ($) $ / shares shares
Number of shares
Balance, beginning of period (in shares) | shares	1,849,359
Granted (in shares) | shares	367,662
Forfeited (in shares) | shares	(18,391)
Balance, end of period (in shares) | shares	2,198,630
Exercisable (in shares) | shares	1,271,031
Weighted‑average exercise price
Beginning of period (usd per share) | $ / shares	$ 5.57
Granted (usd per share) | $ / shares	0.72
Forfeited (usd per share) | $ / shares	5.63
End of period (usd per share) | $ / shares	4.76
Exercisable (usd per share) | $ / shares	$ 5.60
Fair value of options granted
Granted | $	$ 192,470
Weighted average remaining contractual term (in years)
Balance, end of period	8 years 2 months 12 days
Exercisable	7 years 8 months 9 days